UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		High Pointe Capital Management, LLC
Address:	1110 West Lake Cook Road, Suite 372
		Buffalo Grove, Illinois 60089

13F File Number:  028-10740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Gautam Dhingra
Title:	President
Phone:	(847) 537-7400

Signature, Place, and Date of Signing:

/s/ Gautam Dhingra	Buffalo Grove, IL	May 12, 2004
-----------------------	------------------	-----------------
	[Signature]	[City, State]				[Date]

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:	42
						----

Form 13F Information Table Value Total:	$196,635
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Col 2	Column 3	Col 4	Column 5		Column 6	Col 7	Column 8
-----------------------	-----	--------	-----	--------------------	----------	-----	------------------
						Value	Shares/	SH/	Put/	Investment	Other	Voting Authority
Name of Issuer		Class	CUSIP		(x$1000)Prn Amt	Prn	Call	Discretion	Mgrs.	Sole	Shared	None
--------------		-----	-----		-------	-------	---	----	----------	-----	----	------	----
AETNA US HEALTHCARE	COM	00817y108	8165	91000	SH		Sole			76600		14400
AMERADA HESS CORP	COM	023551104	1978	30300	SH		Sole			6900		23400
AON CORP		COM	037389103	9489	340002	SH		Sole			239922		100080
BAXTER INTL INC COM	COM	071813109	457	14800	SH		Sole			7600		7200
BLOCK H R INC		COM	093671105	9024	176840	SH		Sole			130550		46290
CAPITAL ONE FINANCIAL 	COM	14040h105	11515	152664	SH		Sole			112764		39900
CENDANT CORP		COM	151313103	10737	440214	SH		Sole			321914		118300
CHUBB CORP		COM	171232101	9188	132132	SH		Sole			96032		36100
COMCAST CORP NEW CL A	COM	20030n101	8009	278469	SH		Sole			209429		69040
COMCAST CORP CL A SPL	COM	20030n200	240	8600	SH		Sole			2300	`	6300
CONOCOPHILLIPS		COM	20825C104	510	7300	SH		Sole			3900		3400
CVS CORP DEL		COM	126650100	8101	229500	SH		Sole			157710		71790
D R HORTON INC		COM	23331a109	1111	31350	SH		Sole			23550		7800
DEL MONTE FOODS CO	COM	24522P103	7673	682000	SH		Sole			465100		216900
DOUBLECLICK INC		COM	258609304	123	10928	SH		Sole			10928
EASTMAN KODAK CO	COM	277461109	482	18400	SH		Sole			10200		8200
FEDERAL HOME LN MTG CP 	COM	313400301	478	8100	SH		Sole			4500		3600
FEDERAL NATL MTG ASSN	COM	313586109	9740	130997	SH		Sole			99017		31980
GALLAGHER ARTHUR J &CO	COM	363576109	7263	222991	SH		Sole			155513		67478
GENZYME CORP GENL	COM	372917104	427	9128	SH		Sole			9128
HCA INC			COM	404119109	7423	182745	SH		Sole			153945		28800
INTERACTIVECORP		COM	45840q101	534	16870	SH		Sole			16870
ISHARES TR RUSSELL2000 	COM	464287655	858	7300	SH		Sole			7300
KERR-MCGEE CORP		COM	492386107	633	12300	SH		Sole			7700		4600
L-3 COMMUNICATIONSHLDGS	COM	502424104	6772	113850	SH		Sole			80550		33300
LABORATORY AMER HLDGS 	COM	50540R409	239	6100	SH		Sole			6100
LIBERTY MEDIA CORP NEW	COM	530718105	7570	691281	SH		Sole			485939		205342
LIFEPOINT HOSPS INC	COM	53219l109	226	7000	SH		Sole			7000
MGIC INVST CORP WIS COM	COM	552848103	8719	135750	SH		Sole			94450		41300
OMNICARE INC COM	COM	681904108	6772	152772	SH		Sole			128772		24000
PEPSI BOTTLING GROUPINC	COM	713409100	9355	314450	SH		Sole			223150		91300
QUALCOMM INC		COM	747525103	544	8211	SH		Sole			8211
QUEST DIAGNOSTICS   INC	COM	74834l100	7195	86869	SH		Sole			72369		14500
S & P 500 DEP. RECPT	COM	78462f103	294	2600	SH		Sole			2600
SAFECO CORP		COM	786429100	737	17100	SH		Sole			10500		6600
TRIAD HOSPS INC		COM	89579k109	6189	200820	SH		Sole			167620		33200
TRIARC CO INC		COM	895927101	173	15800	SH		Sole			15800
TYCO INTL LTD NEW 	COM	902124106	7797	272136	SH		Sole			206792		65344
UTSTARCOM INC COM	COM	918076100	605	21050	SH		Sole			21050
VERISIGN INC		COM	92343e102	526	31712	SH		Sole			31712
WASHINGTON MUTUAL   INC	COM	939322103	10140	237404	SH		Sole			177804		59600
XEROX CORP		COM	984121103	8624	591929	SH		Sole			419229		172700